Related party transactions - Licensing revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Revenue	$ 404,346,000	$ 420,933,000	$ 464,549,000
Winchange Limited | Gamegears Limited
Related party transactions
Ownership Interest	100.00%
Licensing
Related party transactions
Revenue	$ 10,000	62,000
Licensing | Winchange Limited
Related party transactions
Revenue		51,000
Licensing | Vistrex Limited
Related party transactions
Revenue	$ 10,000	$ 11,000